UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3726

Dreyfus New York Tax Exempt Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	5/31/06

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
33	Report of Independent Registered
Public Accounting Firm
35	Important Tax Information
36	Information About the Review and Approval
of the Fund’s Management Agreement
41	Board Members Information
43	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus New York
Tax Exempt Bond Fund, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New York Tax Exempt Bond Fund, Inc., covering the 12-month period from June 1, 2005, through May 31, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. In our view, the Fed’s shift from a stimulative monetary policy to a neutral one has so far been successful: the economy has grown at a moderate pace, the unemployment rate has dropped, corporate profits have risen, and inflation has generally remained in check despite recent cost pressures stemming from higher energy and import prices.

As we near the second half of the year, the financial markets appear more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures continue to build, the Fed may choose to tighten monetary policy further. As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Joseph P. Darcy, Senior Portfolio Manager

How did Dreyfus New York Tax Exempt Bond Fund perform relative to its benchmark?

For the 12-month period ended May 31, 2006, the fund achieved a total return of 1.32% .1 In comparison, the Lehman Brothers Municipal Bond Index, the fund’s benchmark, achieved a total return of 1.89% for the same period.2

Although municipal bond prices held up relatively well during most of the reporting period, and despite rising interest rates and other market factors, prices began to fall more steeply when inflation concerns intensified in the spring of 2006. The fund’s return lagged its benchmark, primarily because the benchmark contains bonds from many states, not just New York, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity. The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.We focus on

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

During the reporting period, the Federal Reserve Board (the “Fed”) implemented eight more increases in the overnight federal funds rate, driving it to 5% by the reporting period’s end. While longer-term bond yields also rose, they climbed less steeply than short-term rates, contributing to a further narrowing of yield differences between the short and long ends of the market. A more pronounced rise in long-term yields in the spring of 2006 occurred in response to mounting inflation concerns, but was not enough to erase the fund’s positive absolute performance for the reporting period overall.

The fund’s results also were influenced by supply-and-demand factors. Like most other states, New York enjoyed higher tax revenues in the growing economy, which helped reduce budget pressures.At the same time, investor demand remained robust. In addition, New York City received a credit-rating upgrade from a major bond rating agency during the reporting period.These factors helped support bond prices.

In this environment, we managed the fund’s average duration — a measure of sensitivity to changing interest rates — in a way that was designed to buy into weakness and sell into strength.This enabled the fund to participate more fully in relative strength at various points along the market’s maturity spectrum. However, relative returns were

4

constrained when we placed more emphasis on higher-quality bonds than the benchmark at a time when higher-yielding, lower-rated municipal securities produced higher returns.

As market volatility intensified in March 2006, we began to focus more intently on bonds with maturities in the 15- to 20-year range, and we modestly increased the fund’s exposure to higher-yielding, lower-rated credits, including bonds backed by facilities at a major New York airport. As a result, the fund avoided the full brunt of renewed turbulence among longer-term securities.

What is the fund’s current strategy?

Although additional rate hikes are probable, we believe that the Fed’s credit tightening campaign may end soon should the U.S. economy begin to slow. Accordingly, we have maintained a neutral average duration given the recent market volatility. Further changes in the fund’s investment posture are likely to be determined as the strength and direction of economic growth, inflation and interest rates become clearer.

June 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figure provided reflects the absorption of certain expenses by The Dreyfus Corporation pursuant to an undertaking which was terminated on April 30, 2006. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund 5

FUND PERFORMANCE
Average Annual Total Returns	as of 5/31/06
		1 Year	5 Years	10 Years

Fund		1.32%	4.33%	5.25%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus New York Tax Exempt Bond Fund, Inc. on
5/31/96 to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (the “Index”) on that date.
All dividends and capital gain distributions are reinvested.
The fund invests primarily in New York municipal securities and its performance shown in the line graph above takes into account fees and expenses.The Index is not limited to investments principally in New York municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York Tax Exempt Bond Fund, Inc. from December 1, 2005 to May 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2006

Expenses paid per $1,000 †	$ 3.72
Ending value (after expenses)	$1,016.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2006

Expenses paid per $1,000 †	$ 3.73
Ending value (after expenses)	$1,021.24

† Expenses are equal to the fund’s annualized expense ratio of .74%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS May 31, 2006
Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)	Value ($)

New York—96.8%
Albany Industrial Development,
LR (New York Assembly
Building Project)	7.75	1/1/10	615,000	668,560
Battery Park City Authority,
Revenue	5.25	11/1/18	10,000,000	10,745,200
Battery Park City Authority,
Revenue	5.25	11/1/19	12,000,000	12,894,240
Erie County Industrial Development
Agency, Life Care Community
Revenue (Episcopal Church Home)	6.00	2/1/28	1,500,000	1,544,505
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish
Senior Residences)	6.00	5/1/39	5,750,000	5,848,095
Long Island Power Authority,
Electric System General Revenue	5.38	5/1/33	8,000,000	8,398,880
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/25	10,000,000	10,444,200
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.25	12/1/14	16,000,000	17,402,720
Metropolitan Transportation
Authority, Commuter Facilities
Revenue (Insured; FGIC)	6.00	7/1/08	9,000,000 [a]	9,423,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.25	11/15/25	11,000,000	11,636,790
Metropolitan Transportation
Authority, Service Contract
Revenue (Insured; MBIA)	5.50	7/1/24	10,000,000	10,769,000
Monroe Tobacco Asset
Securitization Corp., Tobacco
Settement Asset-Backed Bonds	6.63	6/1/10	500,000 [a]	558,590
Municipal Assistance Corporation
for City of New York, Revenue	6.25	7/1/07	14,455,000 [a]	15,140,022
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	12,750,000	13,007,932
New York City	7.25	8/15/07	210,000	218,948

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City	7.25	8/15/07	1,290,000	1,343,561
New York City	5.80	8/1/11	190,000	190,294
New York City	5.50	6/1/13	15,000 [a]	16,446
New York City	5.25	8/1/15	10,170,000	10,839,796
New York City	5.00	11/1/18	14,555,000	15,158,014
New York City	5.00	11/1/19	10,000,000	10,378,700
New York City	5.00	12/1/20	16,000,000	16,565,600
New York City	5.50	6/1/23	985,000	1,052,423
New York City	5.25	8/15/25	7,475,000	7,879,173
New York City	5.25	8/15/26	8,750,000	9,216,987
New York City
(Insured; AMBAC)	5.75	2/1/07	3,505,000	3,554,876
New York City
(Insured; AMBAC)	5.75	8/1/16	5,000,000	5,514,450
New York City
(Insured; MBIA)	5.88	8/1/06	9,525,000 [a]	9,703,594
New York City
(Insured; MBIA)	5.25	5/15/18	21,005,000	22,527,022
New York City Industrial
Development Agency, Civic
Facility Revenue (United Jewish
Appeals Federation Project)	5.00	7/1/27	1,000,000	1,033,190
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	15,000,000	17,227,500
New York City Municipal Water
Finance Authority, Water and
Sewer Systems Revenue	5.50	6/15/10	12,890,000 [a]	13,877,632
New York City Municipal Water
Finance Authority, Water and Sewer
Systems Revenue (Insured; MBIA)	5.75	6/15/07	13,000,000 [a]	13,412,230
New York City Municipal Water
Finance Authority, Water and
Sewer Systems Revenue
(Insured; MBIA)	5.63	6/15/19	9,340,000	9,448,157
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.75	8/15/09	5,000,000 [a]	5,360,700

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	8/15/09	1,000,000 [a]	1,079,330
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/23	10,000,000 [b]	10,477,800
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	0/14.00	11/1/29	9,000,000 [c]	7,268,580
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; FGIC)	6.00	8/15/09	5,000,000 [a]	5,396,650
New York Convention Center
Development Corp., Revenue
(Hotel Unit Fee Secured)
(Insured; AMBAC)	5.00	11/15/30	15,580,000	16,119,535
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/10	675,000 [a]	750,985
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000	344,721
New York State	5.50	7/15/06	10,165,000 [a]	10,291,859
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	10,000,000 [a]	10,824,400
New York State Dormitory
Authority, Revenue	7.29	5/15/11	19,900,000 [d,e]	21,673,786
New York State Dormitory
Authority, Revenue (City
University Systems)
(Insured; AMBAC)	5.50	7/1/06	16,315,000 [a]	16,668,383
New York State Dormitory
Authority, Revenue (City
University Systems)
(Insured; FGIC)	5.63	7/1/16	9,120,000	10,084,166
New York State Dormitory
Authority, Revenue (City
University Systems)
(Insured; FSA)	5.50	7/1/09	10,000,000 [a]	10,628,500

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/19	16,530,000	17,642,469
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/20	7,920,000	8,426,167
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/23	10,255,000	10,849,893
New York State Dormitory
Authority, Revenue (Memorial
Sloan Kettering Cancer Center)
(Insured; MBIA)	5.75	7/1/20	3,000,000	3,447,270
New York State Dormitory
Authority, Revenue (Menorah
Campus) (Insured; FHA)	6.10	2/1/37	8,300,000	8,578,382
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; FGIC)	5.00	8/15/19	11,130,000	11,677,707
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; FGIC)	5.00	2/15/21	10,150,000	10,597,006
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000	6,769,651
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated Group)	6.50	7/1/25	1,000,000	1,070,550
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated Group)	5.50	7/1/26	3,000,000	3,032,130
New York State Dormitory
Authority, Revenue
(Mount Sinai NYU Health
Obligated Group)	5.50	7/1/26	3,000,000	3,032,130
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/10	7,465,000	7,790,549

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/11	8,200,000	8,613,936
New York State Dormitory
Authority, Revenue (New York
University) (Insured; MBIA)	5.75	7/1/27	25,625,000	29,783,681
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at
Forest Hills) (Insured; MBIA)	5.50	11/1/13	2,625,000	2,878,102
New York State Dormitory
Authority, Revenue
(Rockefeller University)	5.00	7/1/32	21,505,000	22,145,849
New York State Dormitory
Authority, Revenue (School
District Financing Program)
(Insured; MBIA)	5.38	10/1/22	35,000,000	37,505,300
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/11	100,000	108,914
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/11	1,730,000	1,933,621
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/11	1,180,000	1,322,804
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.50	5/15/13	10,035,000	10,968,255
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/10	2,000,000 [a]	2,169,160
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/16	4,000,000	4,536,360

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	5.50	5/15/13	100,000	109,619
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	6.71	5/15/13	6,450,000 [d,e]	7,690,786
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital
Association)	5.50	7/1/32	1,000,000	1,031,580
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/13	8,150,000 [a]	8,714,306
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.05	3/15/13	500,000 [a]	536,105
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	7,370,000 [a]	8,044,134
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)
(Insured; MBIA)	5.25	11/15/12	10,000,000	10,795,100
New York State Energy
Research and Development
Authority, PCR
(Central Hudson Gas)
(Insured; AMBAC)	5.45	8/1/27	9,000,000	9,483,750
New York State Environmental
Facilities Corp., State Water
and Drinking Revolving Funds
(New York City Municipal Water
Finance Authority Project)	5.25	6/15/20	13,745,000	14,734,640
New York State Housing Finance
Agency, Health Facilities
Revenue	6.00	5/1/08	10,000,000	10,166,600

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Medical Care
Facilities Finance Agency,
Hospital and Nursing Home
Insured Mortgage Revenue
(Insured; FHA)	6.13	2/15/07	1,630,000 [a]	1,653,064
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	10/1/10	160,000	164,755
New York State Mortgage Agency,
Homeowner Mortgage Revenue	6.46	10/1/10	2,760,000 [d,e]	2,841,724
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	190,000	195,605
New York State Mortgage Agency,
Homeowner Mortgage Revenue	6.76	10/1/12	4,810,000 [d,e]	4,951,655
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.80	10/1/28	8,605,000	8,808,078
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.85	10/1/28	6,150,000	6,325,091
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	4/1/29	9,660,000	9,816,589
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.88	4/1/30	850,000	873,350
New York State Municipal Bond
Bank Agency, Special School
Purpose Revenue	5.50	6/1/12	3,500,000	3,790,605
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/17	8,915,000	9,470,939
New York State Power Authority,
Revenue (Insured; MBIA)	5.00	11/15/15	4,475,000	4,746,633
New York State Power Authority,
Revenue and General Purpose	5.00	11/15/19	18,210,000	19,128,877
New York State Power Authority,
Revenue and General Purpose	5.00	11/15/21	10,500,000	10,843,350
New York State Power Authority,
Revenue and General Purpose
(Insured; FGIC)	5.00	11/15/20	2,500,000	2,633,750
New York State Thruway Authority,
General Revenue
(Insured; AMBAC)	5.00	1/1/23	13,000,000	13,575,770
New York State Thruway Authority,
General Revenue
(Insured; AMBAC)	5.00	1/1/26	10,000,000	10,392,100

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	5.25	4/1/07	1,450,000 [a]	1,498,097
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	6.00	4/1/07	2,800,000 [a]	2,909,704
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	6.00	4/1/07	3,800,000 [a]	3,948,884
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	5.25	4/1/10	7,950,000	8,198,676
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	6.00	4/1/11	2,200,000	2,282,764
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	6.00	4/1/12	2,395,000	2,485,100
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)
(Insured; FSA)	5.00	3/15/20	27,965,000	29,373,038
New York State Urban Development
Corp., Corporate Purpose
Senior Lien	5.50	7/1/16	10,000,000	10,213,700
New York State Urban Development
Corp., State Facilities
(Insured; MBIA)	5.70	4/1/20	20,000,000	22,489,800
New York State Urban Development
Corp., State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/22	8,520,000	8,945,063
New York State Urban Development
Corp., State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	8,175,000	8,569,853
Niagara County Industrial
Development Agency, SWDR	5.55	11/15/15	2,500,000	2,601,550

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/21	3,595,000	3,742,107
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/25	3,365,000	3,482,439
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/28	4,155,000	4,275,163
Niagara Falls Public Water
Authority, Water and Sewer
System Revenue (Insured; XLCA)	5.00	7/15/28	1,000,000	1,029,100
Onondaga County Industrial
Development Agency, IDR
(Weyerhaeuser Project)	9.00	10/1/07	1,200,000	1,283,112
Orange County Industrial
Development Agency, Life Care
Community Revenue
(Glen Arden Inc. Project)	5.70	1/1/28	4,600,000	4,666,010
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	17,526,900
Port Authority of New York and New
Jersey (Consolidated Bonds,
121st Series) (Insured; MBIA)	5.38	10/15/35	14,950,000	15,411,357
Port Authority of New York and
New Jersey (Consolidated
Bonds, 132nd Series)	5.00	9/1/33	11,300,000	11,606,569
Port Authority of New York and
New Jersey (Consolidated
Bonds, 142th Series)	5.00	7/15/25	13,600,000	14,174,192
Port Authority of New York and
New Jersey, Special Project
Bonds (JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/13	6,000,000	6,739,200
Port Authority of New York and New
Jersey, Special Project Bonds (JFK
International Air Terminal LLC
Project) (Insured; MBIA)	6.25	12/1/14	10,000,000	11,336,600

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; MBIA)	5.25	10/15/18	35,160,000	38,051,207
Suffolk County Industrial
Development Agency, Solid
Waste Disposal Facilities
Revenue (Ogden Martin Systems)
(Insured; AMBAC)	5.75	10/1/06	25,000	25,177
Suffolk County Industrial
Development Agency, Solid
Waste Disposal Facilities
Revenue (Ogden Martin Systems)
(Insured; AMBAC)	7.68	10/1/06	9,850,000 [d,e]	9,919,787
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue (State Contingency
Contract Secured)	5.50	6/1/18	10,000,000	10,710,600
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Ithacare
Center Project) (Insured; FHA)	6.20	2/1/37	6,000,000	6,205,380
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/12	18,635,000 [a]	20,268,358
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.38	1/1/16	7,500,000 [a]	8,235,675
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	11/15/19	11,065,000	11,874,847
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/22	10,540,000 [a]	11,945,931
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.13	11/15/29	15,500,000	16,155,340
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.75	7/15/12	19,910,000 [a]	22,025,836

The Fund 17

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	16,230,000	15,788,382
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center
Project)	6.00	6/1/28	1,800,000	1,657,026
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living
Center Project)	6.13	6/1/38	1,000,000	913,020
U.S. Related—3.1%
Puerto Rico Commonwealth,
Public Improvement	6.00	7/1/07	5,000,000 [a]	5,200,250
Puerto Rico Commonwealth,
Public Improvement
(Insured; FSA)	5.50	7/1/10	500,000	533,120
Puerto Rico Commonwealth,
Public Improvement
(Insured; FSA)	6.73	7/1/10	9,600,000 [d,e]	10,235,856
Puerto Rico Commonwealth,
Public Improvement
(Insured; MBIA)	6.00	7/1/15	3,000,000	3,434,640
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/22	4,750,000	4,984,935
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	6.37	7/1/38	2,000,000 [d,e]	2,030,650
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	5,000,000	5,332,350
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts
Taxes Loan Note	6.38	10/1/19	1,000,000	1,096,840
Total Long-Term
Municipal Investments
(cost $1,219,860,758)				1,232,872,348

18

Short-Term Municipal	Coupon	Maturity	Principal
Investments—2.2%	Rate (%)	Date	Amount ($)	Value ($)

New York;
New York City
(LOC; Bank of America)	3.58	6/1/06	7,200,000 [f]	7,200,000
New York City
(LOC; JPMorgan Chase Bank)	3.55	6/1/06	2,000,000 [f]	2,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	3.50	6/1/06	2,600,000 [f]	2,600,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (LOC;
Bayerische Landesbank)	3.55	6/1/06	8,710,000 [f]	8,710,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (LOC; Dexia
Credit Locale)	3.50	6/1/06	6,800,000 [f]	6,800,000
Total Short-Term
Municipal Investments
(cost $27,310,000)				27,310,000

Total Investments (cost $1,219,860,758)			102.1%	1,260,182,348

Liabilities, Less Cash and Receivables			(2.1%)	(25,938,883)

Net Assets			100.0%	1,234,243,465

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Purchased on a delayed delivery basis.
[c] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[d] Collateral for floating rate borrowings.
[e] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities amounted to $65,794,244 or 5.3% of net assets.
[f] Securities payable on demand.Variable interest rate—subject to periodic change.

The Fund 19

STATEMENT OF INVESTMENTS (continued)
Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

20

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%)†

AAA	Aaa		AAA	65.4
AA	Aa		AA	23.7
A	A		A	3.4
BBB	Baa		BBB	1.9
BB	Ba		BB	.5
B	B		B	1.4
F1	MIG1/P1		SP1/A1	1.5
Not Rated [g]	Not Rated [g]		Not Rated [g]	2.2
				100.0

†	Based on total investments.
[g]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2006

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	1,219,860,758	1,260,182,348
Interest receivable		17,694,726
Receivable for shares of Common Stock subscribed		61,940
Prepaid expenses		26,094
		1,277,965,108

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		687,380
Payable for floating rate notes issued		30,910,000
Cash overdraft due to Custodian		439,683
Payable for investment securities purchased		10,499,767
Payable for shares of Common Stock redeemed		911,334
Interest and related expenses payable		164,408
Accrued expenses		109,071
		43,721,643

Net Assets ($)		1,234,243,465

Composition of Net Assets ($):
Paid-in capital		1,198,242,560
Accumulated net realized gain (loss) on investments		(4,320,685)
Accumulated net unrealized appreciation
(depreciation) on investments		40,321,590

Net Assets ($)		1,234,243,465

Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		84,624,909
Net Asset Value, offering and redemption price per share—Note 3(d) ($)		14.58

See notes to financial statements.
22

STATEMENT OF OPERATIONS Year Ended May 31, 2006
Investment Income ($):
Interest Income	60,336,372
Expenses:
Management fee—Note 3(a)	7,595,672
Shareholder servicing costs—Note 3(b)	1,236,890
Interest and related expenses	1,174,740
Custodian fees	86,028
Directors’ fees and expenses—Note 3(c)	68,506
Professional fees	46,454
Prospectus and shareholders’ reports	28,764
Registration fees	26,336
Loan commitment fees—Note 2	10,009
Miscellaneous	60,107
Total Expenses	10,333,506
Less—reduction in management fee
due to undertaking—Note 3(a)	(872,575)
Less—reduction in custody fees due to
due to earnings credits—Note 1(b)	(34,241)
Net Expenses	9,426,690
Investment Income—Net	50,909,682

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,488,696
Net unrealized appreciation (depreciation) on investments	(35,275,969)
Net Realized and Unrealized Gain (Loss) on Investments	(33,787,273)
Net Increase in Net Assets Resulting from Operations	17,122,409

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2006	2005

Operations ($):
Investment income—net	50,909,682	53,562,358
Net realized gain (loss) on investments	1,488,696	9,725,561
Net unrealized appreciation
(depreciation) on investments	(35,275,969)	24,621,228
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,122,409	87,909,147

Dividends to Shareholders from ($):
Investment income—net	(50,882,166)	(54,156,163)
Net realized gain on investments	(3,363,409)	—
Total Dividends	(54,245,575)	(54,156,163)

Capital Stock Transactions ($):
Net proceeds from shares sold	76,626,306	57,473,240
Net assets received in connection
with reorganization—Note 1	—	34,421,175
Dividends reinvested	38,797,655	38,254,068
Cost of shares redeemed	(143,343,060)	(161,046,175)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(27,919,099)	(30,897,692)
Total Increase (Decrease) in Net Assets	(65,042,265)	2,855,292

Net Assets ($):
Beginning of Period	1,299,285,730	1,296,430,438
End of Period	1,234,243,465	1,299,285,730

Capital Share Transactions (Shares):
Shares sold	5,180,021	3,858,214
Shares issued in connection
with reorganization—Note 1	—	2,311,697
Shares issued for dividends reinvested	2,627,587	2,568,933
Shares redeemed	(9,704,589)	(10,827,715)
Net Increase (Decrease) in Shares Outstanding	(1,896,981)	(2,088,871)

See notes to financial statements.
24

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended May 31,

	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	15.02	14.63	15.57	15.02	14.96
Investment Operations:
Investment income—net [a]	.59	.61	.64	.69	.72
Net realized and unrealized
gain (loss) on investments	(.40)	.40	(.88)	.71	.11
Total from Investment Operations	.19	1.01	(.24)	1.40	.83
Distributions:
Dividends from investment
income—net	(.59)	(.62)	(.63)	(.69)	(.73)
Dividends from net realized
gain on investments	(.04)	—	(.07)	(.16)	(.04)
Total Distributions	(.63)	(.62)	(.70)	(.85)	(.77)
Net asset value, end of period	14.58	15.02	14.63	15.57	15.02

Total Return (%)	1.32	7.11	(1.57)	9.56	5.64

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [b]	.81	.80	.79	.84	.93
Ratio of net expenses
to average net assets [b]	.74	.75	.79	.84	.93
Ratio of net investment income
to average net assets	4.02	4.13	4.25	4.53	4.82
Portfolio Turnover Rate	46.18	40.69	24.22	29.28	19.47

Net Assets, end of period
($ x 1,000)	1,234,243	1,299,286	1,296,430	1,475,917	1,461,723

[a] Based on average shares outstanding at each month end.
[b] Ratio of total expenses to average net assets and ratio of net expenses to average net assets for all periods have been
restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New York Tax Exempt Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

As of the close of business on March 3, 2005, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus New York Municipal Income, Inc. (“New York Municipal Income”) were transferred to the fund. Shareholders of New York Municipal Income received shares of the fund, in an amount equal to the aggregate net asset value of their investment in New York Municipal Income at the time of the exchange.The net asset value of the fund’s shares at the close of business on March 3, 2005, after the reorganization, was $14.89 per share, and a total of 2,311,697 shares representing net assets of $34,421,175 (including $2,298,588 accumulated net realized loss on investments and $1,251,942 net unrealized appreciation on investments) were issued to New York Municipal Income shareholders in the exchange. The exchange was a tax-free event to shareholders.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

26

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of:yields or prices of municipal securities of comparable quality,coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At May 31,2006,the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $170,614 and unrealized appreciation $37,907,915. In addition, the fund had $1,436,591 of capital losses realized after October 31, 2005, which were deferred for tax purposes to the first day of the following fiscal year.

As a result of the fund’s merger with New York Municipal Income, capital losses of $470,419 are available to offset future gains. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. These acquired capital losses are expected to expire between fiscal 2011-2012.

28

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2006 and May 31, 2005 were as follows: tax exempt income $50,882,166 and $54,156,163, and long-term capital gains $3,363,409 and $0, respectively.

During the period ended May 31, 2006, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $27,516, increased accumulated net realized gain (loss) on investments by $34,761 and decreased paid-in capital by $7,245. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended May 31, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Agreement provides that if in any fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed

1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from the payment to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2006, there was no expense reimbursement pursuant to the agreement.The

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

Manager has undertaken from June 1, 2005 through April 30, 2006, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses (exclusive of certain expenses as described above) do not exceed .65% of the value of the fund’s average net assets.The reduction in management fee, pursuant to the undertakings, amounted to $872,575 during the period ended May 31, 2006.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2006, the fund was charged $746,544 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2006, the fund was charged $337,321 pursuant to the transfer agency agreement.

During the period ended May 31, 2006, the fund was charged $3,829 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $627,775, chief compliance officer fees $1,605 and transfer agency per account fees $58,000.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A .10% redemption fee is charged and retained by the fund on certain shares redeemed within thirty days following the date of their

30

issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended May 31, 2006, redemption fees charged and retained by the fund amounted to $18.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2006, amounted to $573,205,711 and $600,894,910, respectively.

At May 31,2006,the cost of investments for federal income tax purposes was $1,191,364,433; accordingly, accumulated net unrealized appreciation on investments was $37,907,915, consisting of $41,809,461 gross unrealized appreciation and $3,901,546 gross unrealized depreciation.

NOTE 5—Restatement

Subsequent to the issuance of the May 31, 2006 financial statements, the fund determined that the transfers of certain tax-exempt municipal bond securities by the fund to special purpose bond trusts in connection with participation in inverse floater structures do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140,Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, and should have been accounted for as a secured borrowing.

The correction of the above item resulted in the restatement of the ratio of net expenses of the financial highlights table as shown below:

Ratio of Total Expenses	2006	2005	2004	2003	2002

Class A shares:
As previously reported	.72%	.72%	.71%	.71%	.70%
As restated	.81%	.80%	.79%	.84%	.93%

Ratio of Net Expenses	2006	2005	2004	2003	2002

As previously reported	.65%	.67%	.71%	.71%	.70%
As restated	.74%	.75%	.79%	.84%	.93%

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value per share or total return.

In addition, the statement of investments, the statement of assets and liabilities, the statement of operations and the statement of changes in net assets were also restated as follows:

2006 2006

	Original Reported	As Restated

Portfolio of Investments ($):
Total investments	1,229,272,348	1,260,182,348
Identified cost	1,190,586,268	1,219,860,758
Other assets and liabilities	4,971,117	(25,938,883)
Statement of Assets and Liabilities ($):
Total investments in securities, at value	1,229,272,348	1,260,182,348
Identified cost	1,190,586,268	1,219,860,758
Total assets	1,246,890,700	1,277,965,108
Payable for floating rate notes issued	—	30,910,000
Total liabilities	12,647,235	43,721,643
Net unrealized appreciation
on investments	38,686,080	40,321,590
Accumulated net realized loss
on investments	(2,685,175)	(4,320,685)
Statement of Operations ($):
Investment income—Interest	59,161,632	60,336,372
Expense—Interest	—	1,174,740
Total expenses	9,158,766	10,333,506
Net expenses	8,251,950	9,426,690

32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus New York Tax Exempt Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus New York Tax Exempt Bond Fund, Inc., including the statement of investments, as of May 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York Tax Exempt Bond Fund, Inc. at May 31,

The Fund 33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 5, the statement of assets and liabilities, including the statement of investments, as of May 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein have been restated.

34

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby makes the following designations regarding its fiscal year ended May 31, 2006:

— all the dividends paid from investment income-net are
“exempt-interest dividends” (not subject to regular federal
income tax, and for individuals who are New York residents,
New York State and New York City personal income taxes), and
— the fund hereby designates $.0394 per share as a long-term capital gain distribution paid on December 16, 2005.

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2006 calendar year on Form 1099-DIV which will be mailed by January 31, 2007.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on April 18, 2006, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities. The Board members also considered that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio, and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”)

36

and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses, and yield and total return performance. The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select the Expense Group and Expense Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended February 28, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were above the medians of the Expense Group and Expense Universe.The Board also noted that the fund’s total expense ratio was in the first quintile of the Expense Group and Expense Universe (the first quintile reflecting the ranking group with the lowest total expense ratios).The Board noted that the fund’s total expense ratio reflected the Manager’s voluntary undertaking to limit the fund’s annual total expense ratio to .65% through April 30, 2006. Representatives of the Manager advised the Board that the undertaking would expire on April 30th and that, absent the undertaking, the Fund’s gross total expense ratio would still be lower than the Expense Group and Expense Universe median.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended February 28, 2006, and placed significant emphasis on comparisons of yield and total return performance among the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also was selected by Lipper.The Board noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians for the reported time periods up to 10 years, and that the fund’s one-year yield performance for the past 10 annual time periods was variously above and below the Performance Group and Performance Universe medians.The Board further noted the

The Fund 37

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

fund’s improved one-year total return performance and that the fund outperformed its Performance Group and Performance Universe medians, ranking in the second quintile of each.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and any differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the Manager’s performance, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds, to evaluate the appropriateness and reasonableness of the fund’s management fee.

Representatives of the Manager noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.

38

The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the fund’s overall performance and generally superior service levels provided. The Board also noted the Manager’s absorption of certain expenses of the fund over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.

The Fund 39

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

40

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 186

———————
David W. Burke (70)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
• U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 79

———————
Gordon J. Davis (64)
Board Member (1995)
Principal Occupation During Past 5 Years:
• Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae, LLP
• President, Lincoln Center for the Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
• Consolidated Edison, Inc., a utility company, Director
• Phoenix Companies, Inc., a life insurance company, Director
• Board Member/Trustee for several not-for-profit groups
No. of Portfolios for which Board Member Serves: 24

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Joni Evans (64)
Board Member (1987)
Principal Occupation During Past 5 Years:
• Principal, Joni Evans Ltd.
• Senior Vice President of the William Morris Agency (2005)
No. of Portfolios for which Board Member Serves: 15
———————
Arnold S. Hiatt (79)
Board Member (1987)
Principal Occupation During Past 5 Years:
• Chairman of The Stride Rite Charitable Foundation
Other Board Memberships and Affiliations:
• Isabella Stewart Gardner Museum,Trustee
• John Merck Fund, a charitable trust,Trustee
• Business for Social Responsibility, Director
• The A.M. Fund,Trustee
No. of Portfolios for which Board Member Serves: 15
———————
Burton N. Wallack (55)
Board Member (1991)
Principal Occupation During Past 5 Years:
• President and co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 15
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Samuel Chase, Emeritus Board Member

42

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 43

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 202 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 198 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

44

For	More	Information

Dreyfus
New York Tax Exempt
Bond Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $40,634 in 2005 and $42,565 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2005 and $0 in 2006.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,517 in 2005 and $3,136 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $742 in 2005 and $795 in 2006. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $811,636 in 2005 and $586,749 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the

Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to a change in accounting for investments in certain inverse floater structures. As a consequence of this change, Dreyfus New York Tax Exempt Bond Fund, Inc. has restated one or more sections of certain of its historical financial statements to account for these investments as secured borrowings and to report the related income and expense.

Item 12.	Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Tax Exempt Bond Fund, Inc.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)